FINANCIAL ASSETS AND LIABILITIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 27, 2013 USD ($) instrument	Dec. 31, 2016 USD ($) vessel types_of_risk	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) vessel	Feb. 29, 2016 USD ($)	Aug. 31, 2015 instrument T	Dec. 31, 2013 vessel	Feb. 01, 2013 vessel
Derivative [Line Items]
Number of newbuild vessels | vessel		16					62
Long-term Debt		$ 992,631	$ 806,456
Mark to market (gain) loss on derivatives		$ (8,017)	3,618	$ 5,765
Number of risks related to subsidiaries' reporting in foreign currency | types_of_risk		2
Interest rate swap 1 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 17,442
Derivative, Fixed Interest Rate		1.4025%
Interest Rate Swap [Member]
Derivative [Line Items]
Number of derivatives entered into | instrument	6
Principal amount of debt used in interest rate swaps	$ 260,000
Derivative, Notional Amount		$ 358,177
Mark to market (gain) loss on derivatives		1,900	4,500
Fair value of derivatives		4,400	400
Interest rate swap 7 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 150,000			$ 150,000
Derivative, Fixed Interest Rate		2.197%
Bunker swaps [Member]
Derivative [Line Items]
Mark to market (gain) loss on derivatives		$ 1,900	(2,300)
Derivative Liability, Number of Instruments Held | instrument						4
Number of metric tonnes per calendar month | T						4,000
Fair value of derivatives		0	$ 4,100
Interest rate swap 2 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 51,762
Derivative, Fixed Interest Rate		1.5035%
Interest rate swap 3 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 87,526
Derivative, Fixed Interest Rate		1.6015%
Interest rate swap 4 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 16,806
Derivative, Fixed Interest Rate		1.6998%
Interest rate swap 5 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 17,149
Derivative, Fixed Interest Rate		1.7995%
Interest rate swap 6 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 17,492
Derivative, Fixed Interest Rate		1.907%
MR tanker [Member]
Derivative [Line Items]
Number of newbuild vessels | vessel		6						12
VLCC Vessels [Member]
Derivative [Line Items]
Number of newbuild vessels | vessel		3	6
Suezmax Vessels [Member]
Derivative [Line Items]
Number of newbuild vessels | vessel		6		6
Term Loan Facility, $466.5 Million [Member] | US Dollar denominated floating rate debt [Member]
Derivative [Line Items]
Long-term Debt		$ 466,500
Front Century [Member] | VLCC Vessels [Member]
Derivative [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		1,500
Front Ardenne, Front Brabant [Domain] | Suezmax Vessels [Member]
Derivative [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 38,400